Investment Securities	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Note 2 - Investment Securities

Carrying amounts and fair values of securities available for sale and held to maturity are summarized below:

December 31, 2015

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,026	$—	$14	$4,012
U.S. Government agencies	36,159	99	188	36,070
GSE - Mortgage-backed securities and CMO’s	30,269	53	549	29,773
State and political subdivisions	13,691	351	3	14,039
Corporate bonds	5,435	—	71	5,364

Total securities available for sale	$89,580	$503	$825	$89,258

December 31, 2015

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$1,911	$—	$5	$1,906
State and political subdivisions	5,993	30	5	6,018
Corporate bonds	3,338	—	20	3,318

Total securities held to maturity	$11,242	$30	$30	$11,242

December 31, 2014

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$19,030	$362	$6	$19,386
U.S. Government agencies	50,969	96	290	50,775
GSE - Mortgage-backed securities and CMO’s	27,748	133	309	27,572
State and political subdivisions	11,575	505	—	12,080
Corporate bonds	3,040	—	29	3,011

Total securities available for sale	$112,362	$1,096	$634	$112,824

December 31, 2014

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$2,085	$—	$32	$2,053
Corporate bonds	3,411	—	14	3,397

Total securities held to maturity	$5,496	$—	$46	$5,450

At December 31, 2015 and December 31, 2014, the Company owned Federal Reserve Bank stock reported at cost of $507,000 and $506,000, respectively. Also at December 31, 2015 and December 31, 2014, the Company owned Federal Home Loan Bank Stock (FHLB) of $533,000 and $532,000, respectively. The investments in Federal Reserve stock and FHLB stock are required investments related to the Company’s membership in, and borrowings with, these banks and classified as restricted stock on the consolidated balance sheet. These investments are carried at cost since there is no ready market and redemption has historically been made at par value. The Company estimated that the fair value approximated cost and that these investments were not impaired at December 31, 2015.

Results from sales and calls of securities available for sale for the years ended December 31, 2015, 2014 and 2013 are as follows:

	2015	2014	2013
	(dollars in thousands)
Gross proceeds from sales and calls	$32,780	$11,592	$20,182

Realized gains from sales	$536	$28	$41
Realized losses from sales	—	(30)	(564)

Net realized gains (losses)	$536	$(2)	$(523)

At December 31, 2015, 2014 and 2013 securities available for sale with a carrying amount of $68.8 million, $84.7 million and $63.1 million, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law.

The following tables show the gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2015 and December 31, 2014. We believe these unrealized losses on investment securities are a result of a volatile market and fluctuations in market prices due to a rise in interest rates, which will adjust if rates decline. Management does not believe these fluctuations are a reflection of the credit quality of the investments. At December 31, 2015, the unrealized losses on available for sale securities less than twelve months related to one U.S. Treasury, five government agency bonds, eight government sponsored enterprise (GSE) mortgage backed securities, two corporate bonds and one state and political subdivision bond. The Company had six government agency bonds, four GSE mortgage backed securities and one corporate bond that had been in a loss position for more than twelve months. At December 31, 2015, the unrealized losses on held to maturity securities related to one government agency security, two corporate bonds and two state and political subdivision bonds. At December 31, 2014, the unrealized losses on available for sale securities related to one United States Treasury note, thirteen government agency bonds, eight GSE mortgage backed securities and two corporate bonds. At December 31, 2014, the unrealized losses on held to maturity securities related to one government agency security and two corporate bonds.

December 31, 2015

	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$4,013	$14	$—	$—	$4,013	$14
U.S. Gov’t agencies	16,692	128	5,048	60	21,740	188
GSE-Mortgage-backed securities and CMO’s	15,620	290	7,230	259	22,850	549
State and political	465	3	—	—	465	3
Corporate bonds	4,566	55	798	16	5,364	71

Total securities available for sale	$41,356	$490	$13,076	$335	$54,432	$825

December 31, 2015

	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$1,906	$5	$—	$—	$1,906	$5
State and political	3,318	5	—	—	3,318	5
Corporate bonds	1,312	20	—	—	1,312	20

Total securities held to maturity	$6,536	$30	$—	$—	$6,536	$30

December 31, 2014

	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$3,143	$6	$—	$—	$3,143	$6
U.S. Gov’t agencies	9,690	23	17,776	267	27,466	290
GSE-Mortgage-backed securities and CMO’s	1,990	4	14,168	305	16,158	309
Corporate bonds	3,011	29	—	—	3,011	29

Total securities available for sale	$17,834	$62	$31,944	$572	$49,778	$634

December 31, 2014

	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$2,053	$32	$—	$—	$2,053	$32
Corporate bonds	3,397	14	—	—	3,397	14

Total securities held to maturity	$5,450	$46	$—	$—	$5,450	$46

The Company did have six government agency securities, four GSE mortgage backed securities and one corporate bond that had been in a loss position for more than twelve months that are in the investments available for sale portfolio. Declines in the fair value of the investment portfolio are believed by management to be temporary in nature. When evaluating an investment for other-than-temporary impairment management considers among other things, the length of time and the extent to which the fair value has been in a loss position, the financial condition of the issuer and the intent and the ability of the Company to hold the investment until the loss position is recovered.

Any unrealized losses were largely due to increases in market interest rates over the yields available at the time of purchase. The fair value is expected to recover as the bonds approach their maturity date or market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of credit quality but that the losses are temporary in nature. At December 31, 2015, the Company does not intend to sell and is not likely to be required to sell the available for sale securities that were in a loss position prior to full recovery.

The following table shows contractual maturities of the entire investment portfolio as of December 31, 2015:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Due within one year	$2,871	$2,872
Due after one but within five years	37,759	37,821
Due after five but within ten years	15,111	15,076
Due after ten years	14,812	14,958
Mortgage backed securities	30,269	29,773

	$100,822	$100,500

The mortgage-backed securities are shown separately as they are not due at a single maturity date.